Share-based payments (Details)	May 27, 2020 USD ($) $ / shares	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding		516,216
Exercise Price 2.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	162,162
Weighted average grant date fair value | $ / shares	$ 2.59
Weighted average remaining contractual life (years)	4 years 9 months
Exercisable options	81,081
Exercisable options, Weighted average remaining contractual life (years)	4 years 9 months
Exercise Price 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	354,054
Weighted average grant date fair value | $ / shares	$ 2.42
Weighted average remaining contractual life (years)	4 years 9 months
Exercisable options	75,338
Exercisable options, Weighted average remaining contractual life (years)	4 years 9 months